Accounts payable - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable
Accounts payable to Board Members	$ 632,000	$ 1,387,000
Accounts payable to other related parties	617,000	$ 673,000
Related party | Carlos Moreira
Accounts payable
Accounts payable to Board Members	614,335
Related party | John O'Hara
Accounts payable
Accounts payable to Board Members	3,848
Related party | David Fergusson
Accounts payable
Accounts payable to Board Members	14,062
Related party | WISeCoin AG
Accounts payable
Accounts payable to other related parties	347,396
Related party | WISeKey SA
Accounts payable
Accounts payable to other related parties	$ 269,371